Accounting Policies, by Policy (Policies)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

These unaudited, interim, consolidated financial statements and notes are prepared in accordance with GAAP for interim reporting and in accordance with the rules and regulations of the SEC. These unaudited interim financial statements reflect all adjustments that are, in the opinion of management, necessary to present fairly the results for the interim periods presented. The Company’s accounting policies conform to GAAP and have been consistently applied in the presentation of financial statements. The Company’s consolidated financial statements include all wholly-owned subsidiaries and all VIEs with respect to which the Company determined it is the primary beneficiary. Certain information and disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements included in the 2021 Annual Report.

The Archaea Merger with RAC was accounted for as a reverse recapitalization with Legacy Archaea deemed the accounting acquirer, and therefore, there was no step-up to fair value of any RAC assets or liabilities and no goodwill or other intangible assets were recorded. The Aria Merger was accounted for using the acquisition method of accounting with Aria deemed to be the acquiree for accounting purposes. The Company also determined that Aria is the Company’s predecessor and therefore has included the historical financial statements of Aria as predecessor beginning on page 32.

Basis of Presentation

These consolidated financial statements and notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in accordance with the rules and regulations of the SEC. These financial statements reflect all adjustments that are, in the opinion of management, necessary to present fairly the results for the periods presented. The Company’s accounting policies conform to GAAP and have been consistently applied in the presentation of financial statements. The Company’s consolidated financial statements include all wholly-owned subsidiaries and all variable interest entities with respect to which the Company determined it is the primary beneficiary.

The Archaea Merger with RAC was accounted for as a reverse recapitalization with Legacy Archaea deemed the accounting acquirer, and therefore, there was no step-up to fair value of any RAC assets or liabilities and no goodwill or other intangible assets were recorded. The Aria Merger was accounted for using the acquisition method of accounting with Aria deemed to be the acquiree for accounting purposes. The Company also determined that Aria is the Company’s predecessor and therefore has included the historical financial statements of Aria as predecessor beginning on page F-69. The Company recorded the fair value of the net assets acquired from Aria as of the Business Combination Closing Date, and goodwill was recorded. See “Note 4 — Business Combinations and Reverse Recapitalization” for additional information regarding the Archaea Merger and Aria Merger.

Principles of Consolidation

Principles of Consolidation

As the Company completed its Business Combinations on September 15, 2021, these unaudited consolidated financial statements for the three and six months ended June 30, 2022 and as of December 31, 2021 include the assets, liabilities and results of operations of the combined results of the businesses of Legacy Archaea and Aria as operated by the Company after the Business Combinations; whereas, the unaudited results of operations for the three and six months ended June 30, 2021 are those of Legacy Archaea, the accounting acquirer.

The Company has determined that Opco is a VIE and the Company is the primary beneficiary. Therefore, the Company consolidates Opco, and ownership interests of Opco not owned by the Company are reflected as redeemable noncontrolling interests due to certain features of the redemption right. See “Note 15 — Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity.” Entities that are majority-owned by Opco are consolidated. Certain investments in entities are accounted for as equity method investments and included separately in the Company’s consolidated balance sheets.

All intercompany balances and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the assets, liabilities and results of operations of the Company and its consolidated subsidiaries beginning on September 15, 2021, which includes approximately 3.5 months of the combined results of the businesses of Legacy Archaea and Aria as operated by the Company after the Business Combination for the year ended December 31, 2021. The consolidated assets, liabilities and results of operations prior to the September 15, 2021 reverse recapitalization are those of Legacy Archaea, the accounting acquirer.

The Company has determined that Opco is a VIE and the Company is the primary beneficiary. Therefore, the Company consolidates Opco, and ownership interests of Opco not owned by the Company are reflected as redeemable noncontrolling interests due to certain features of the redemption right. See “Note 16 — Redeemable

Noncontrolling Interest and Stockholders’ Equity.” Entities that are majority-owned by Opco are consolidated. Certain investments in entities are accounted for as equity method investments and included separately in the Company’s consolidated balance sheets.

All intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results may differ from the estimates and assumptions used in preparing the accompanying consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, as well as contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results may differ from the estimates and assumptions used in preparing the accompanying consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company generates revenues from the production and sales of RNG, Power, and associated Environmental Attributes, as well as from the performance of other landfill energy operations and maintenance (“O&M”) services. The Company also manufactures and sells customized pollution control equipment and performs associated maintenance agreement services. Prior to the January 1, 2022 adoption of ASC 842 — Leases as discussed in “Note 3 — Recently Issued and Adopted Accounting Standards,” a portion of the Company’s revenue was accounted for under ASC 840 — Leases and a portion under ASC 606 — Revenue from Contracts with Customers based on requirements of GAAP. Under ASC 840, lease revenue is recognized generally upon delivery of RNG and electricity. Under ASC 606, revenue is recognized when (or as) the Company satisfies its performance obligation(s) under the contract by transferring the promised product or service either when (or as) its customer obtains control of the product or service, including RNG, electricity and their related Environmental Attributes. A performance obligation is a promise in a contract to transfer a distinct product or service to a customer. A contract’s transaction price is allocated to each distinct performance obligation. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring its products or services. Based on the terms of the related sales agreements, the amounts recorded under ASC 840 as lease revenue are generally consistent with revenue recognized under ASC 606. After the January 1, 2022 adoption of ASC 842, revenue is accounted for solely under ASC 606 as our facilities no longer meet the definition of leased assets under ASC 842.

Revenue Recognition

The Company generates revenues from the production and sales of RNG, Power, and associated Environmental Attributes, as well as the performance of other landfill energy O&M services. The Company also manufactures and sells customized pollution control equipment and performs associated maintenance agreement services. Based on requirements of GAAP, a portion of revenue is accounted for under ASC 840 — Leases and a portion under ASC 606 — Revenue from Contracts with Customers. Under ASC 840, lease revenue is recognized generally upon delivery of RNG and electricity. Under ASC 606, revenue is recognized when (or as) the Company satisfies its performance obligation(s) under the contract by transferring the promised product or service either when (or as) its customer obtains control of the product or service, including RNG, electricity and their related Environmental Attributes. A performance obligation is a promise in a contract to transfer a distinct product or service to a customer. A contract’s transaction price is allocated to each distinct performance obligation. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring its products or services. Based on the terms of the related sales agreements, the amounts recorded under ASC 840 as lease revenue are generally consistent with revenue recognized under ASC 606.

RNG

The Company’s RNG production commenced in 2021 at its Boyd County facility and has expanded with the acquisition of Aria, which at the time of the Business Combinations owned and operated nine RNG facilities, and with the achievement of commercial operations at the Assai facility in December 2021. The Company has long-term off-take contracts with creditworthy counterparties for the sale of RNG and related Environmental Attributes. Certain long-term off-take contracts for current production are accounted for as operating leases and have no minimum lease payments. The rental income under these leases is recorded as revenue when the RNG is delivered to the customer. RNG not covered by off-take contracts is sold under short-term market-based contracts. When the performance obligation is satisfied through the delivery of RNG to the customer, revenue is recognized. The Company receives payments from the sale of RNG production within one month after delivery.

The Company also earns revenue by selling Environmental Attributes, including RINs and LCFS credits, which are generated when producing and selling RNG for use in certain transportation markets. These Environmental Attributes are able to be separated and sold independent from the RNG produced, therefore, no cost is allocated to the Environmental Attributes when they are generated. When the RNG and RIN are sold on a bundled basis under the same contract, revenue is recognized when the RNG is produced and the RNG and associated RIN are transferred to a third party. For RIN and LCFS sales that are under contracts independent from RNG sales, revenue is recognized when the RIN or LCFS is transferred to a third party.

Power

The Company’s Power production commenced in April 2021 following the acquisition of PEI and has expanded as a result of the acquisition of Aria, which at the time of the Business Combinations owned, and in most cases operated, twelve LFG to renewable electricity facilities, and the subsequent acquisition of four additional LFG to electricity facilities. A significant portion of the electricity generated is sold and delivered under the terms of PPAs or other contractual arrangements. Revenue is recognized based upon the amount of electricity delivered at rates specified under the contracts. Certain PPAs are accounted for as operating leases and have no minimum lease payments. All of the rental income under these leases is recorded as revenue when the electricity is delivered. Power not covered by PPAs is typically sold under a market-based contract with an RTO or in the wholesale markets. When the performance obligation is satisfied through the delivery of Power to the customer, revenue is recognized. The Company receives payments from the sale of power production within one month after delivery.

Electricity is also sold through energy wholesale markets (NYISO, ISO-NE, and PJM) into the day-ahead market. Revenue is recognized based upon the amount of electricity delivered into the day-ahead market and the day-ahead market’s clearing prices.

The Company also sells capacity into the month-ahead and three-year ahead markets in the wholesale markets noted above. Capacity revenues are recognized when contractually earned and consist of revenues billed to a third party at a negotiated contract price for making installed generation capacity available to satisfy system integrity and reliability requirements.

The Company also earns revenue by selling RECs, which are generated when producing and selling Power generated from renewable energy. These RECs are able to be separated and sold independent from the Power produced, therefore, no cost is allocated to the RECs when they are generated. For REC sales that are under contracts independent from Power sales, revenue is recognized when the REC is transferred to a third party. For REC sales that are bundled with Power sales, revenue is recognized at the time Power is produced when a sales agreement exists for the RECs.

Operation and Maintenance (“O&M”)

The Company also generates revenues by providing O&M services at projects owned by third parties which are also included in Energy revenue. In addition, the Company also provides O&M services at projects owned by its equity method investment, Mavrix. Revenue for these services is recognized upon the services being provided following contractual arrangements primarily based on the production of RNG or Power from the project.

Equipment and Associated Services

The Company’s performance obligations related to the sales of equipment are satisfied over time because the Company’s performance under each customer contract produces 1) an asset with no alternative future use to the entity, because each products solution is customized to the specific needs of each customer and 2) the Company has an enforceable right to payment under the customer termination provisions for convenience. The Company measures progress under these arrangements using an input method based on costs incurred.

The Company’s performance obligations related to the sales of the associated services are satisfied over time because the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs. The Company elected to recognize the sales of the associated services using the “right-to-invoice” practical expedient.

See “Note 5 — Revenues” for further discussion.

Business Combinations

Business Combinations

For business combinations that meet the accounting definition of a business, the Company determines and allocates the purchase price of an acquired company to the tangible and intangible assets acquired, the liabilities assumed, and noncontrolling interest, if applicable, as of the date of acquisition at fair value. Fair value may be estimated using comparable market data, a discounted cash flow method, or a combination of the two. In the discounted cash flow method, estimated future cash flows are based on management’s expectations for the future and can include estimates of future biogas production, commodity prices, operating and development costs, and a risk-adjusted discount rate. Revenues and costs of the acquired companies are included in the Company’s operating results from the date of acquisition.

The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, and these estimates and assumptions are inherently uncertain and subject to refinement during the measurement period not to exceed one year from the acquisition date. As a result, any adjustment identified subsequent to the measurement period is included in operating results in the period in which the amount is determined. The Company’s acquisitions are discussed in “Note 4 — Business Combinations and Reverse Recapitalization.

Business Combinations

For business combinations that meet the accounting definition of a business, the Company determines and allocates the purchase price of an acquired company to the tangible and intangible assets acquired, the liabilities assumed, and noncontrolling interest, if applicable, as of the date of acquisition at fair value. Fair value may be estimated using comparable market data, a discounted cash flow method, or a combination of the two. In the discounted cash flow method, estimated future cash flows are based on management’s expectations for the future and can include estimates of future biogas production, commodity prices, operating and development costs, and a risk-adjusted discount rate. Revenues and costs of the acquired companies are included in the Company’s operating results from the date of acquisition.

The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, and these estimates and assumptions are inherently uncertain and subject to refinement during the measurement period not to exceed one year from the acquisition date. As a result, any adjustment identified subsequent to the measurement period is included in operating results in the period in which the amount is determined. The Company’s acquisitions are discussed in “Note 4 — Business Combinations and Reverse Recapitalization.
Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make the comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. The Company will re-evaluate its status as an emerging growth company in June 2022 at which time it may no longer qualify as an emerging growth company.

Noncontrolling and Redeemable Noncontrolling Interest

Noncontrolling and Redeemable Noncontrolling Interest

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the stockholders’ equity of the Company. Noncontrolling interests are initially recorded at the transaction price which is equal to their fair value, and the amount is subsequently adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests. Effective with the consummation of the Business Combinations, noncontrolling interest includes the economic interest of Class A Opco Units not owned by the Company, which has been classified as redeemable noncontrolling interest due to certain provisions that allow for cash settlement of the redemption right at the Company’s election. See “Note 16 — Redeemable Noncontrolling Interest and Stockholders’ Equity.
Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon inputs that market participants use in pricing an asset or liability, which are characterized according to a hierarchy that prioritizes those inputs based on the degree to which they are observable. Observable inputs represent market data obtained from independent sources, whereas unobservable inputs reflect a company’s own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. The fair value input hierarchy level to which an asset or liability measurement in its entirety falls is determined based on the lowest level input that is significant to the measurement in its entirety.

The three input levels of the fair value hierarchy are as follows:

•        Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•        Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

•        Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement. The Company reflects transfers between the three levels at the beginning of the reporting period in which the availability of observable inputs no longer justifies classification in the original level.

Restricted Cash

Restricted Cash

The Company maintains escrow accounts under the terms of the Assai Energy 3.75% Senior Secured Notes and the Assai Energy 4.47% Senior Secured Notes. See “Note 11 — Debt.” The escrow accounts are legally restricted disbursement accounts for payment of construction-related costs for the Assai biogas project, as well as for future interest and principal payments to the secured investors, future royalty payments, and other reserve payments related to operating expenses. Due to these arrangements, the Company has classified the amounts in escrow as restricted cash.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company recognizes accounts receivable at invoiced amounts and maintains a valuation allowance for accounts where collectability is in question. The carrying amount of accounts receivable represents the amount management expects to collect from outstanding balances. Credit is extended to all qualified customers under various payment terms with no collateral required. There were no material credit allowances as of December 31, 2021 or 2020.

Inventory

Inventory

Inventory is stated at the lower of weighted average cost or net realizable value. Inventory consists primarily of manufacturing parts and supplies used in the maintenance of production equipment.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and impairments. Depreciation is recognized using the straight-line method at rates based on the estimated useful lives of the various classes of property, plant and equipment. Estimates of useful lives are based upon a variety of factors including durability of the asset, the amount of usage that is expected from the asset, the period of the associated landfill gas rights agreement, and the Company’s business plans for the asset, including planned conversions from Power to RNG facilities. When the underlying cost of particular components are not determinable, such as through an acquisition, an economic life for the entire facility is determined. When the value of the components are known, the estimated useful lives of our property and equipment are generally as follows: machinery and equipment, 5 to 30 years; buildings and improvements, 20 to 30 years; computer software and hardware, 1 to 5 years; and other furniture and fixtures, 3 to 5 years. Land is not depreciated.

Costs associated with the construction of biogas facilities are capitalized during the construction period and include direct costs such as engineering, pipeline and plant construction, wages and benefits, consulting, equipment, and other overhead costs. When a biogas plant is placed in service, the costs associated with the biogas plant will be transferred from construction in progress to property, plant and equipment and depreciated over its expected useful life.

Costs of improvements that extend the lives of existing properties are capitalized, whereas maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, such as property, plant, equipment and biogas rights, for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. In performing this review, undiscounted future cash flows associated with the long-lived asset or group of long-lived assets are estimated at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. If the Company determines that the undiscounted cash flows from an asset are less than the carrying amount of the asset, the impairment expense to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Equity Method Investments

Equity Method Investments

Investments in entities that the Company does not control or VIEs in which the Company is not the primary beneficiary are accounted for using the equity method of accounting. Under this method, the Company records its proportional share of equity earnings or losses in the consolidated statements of operations. Investments are increased by additional contributions and earnings and are reduced by equity losses and distributions. Equity method investments are evaluated for impairment when the Company determines factors indicate that an other than temporary loss has occurred.

Goodwill

Goodwill

Goodwill is determined as the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination. Goodwill is not amortized, but rather tested for impairment annually on October 1, or earlier if an event occurs, or circumstances change, that indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates that it is more likely than not that the fair value of the reporting unit is less than its carrying amount including goodwill, the Company will then perform a quantitative goodwill impairment test.

Asset Retirement Obligations

Asset Retirement Obligations

The Company recognizes a liability for obligations which the Company has a legal or a contractual obligation to remove a long-lived asset. Liabilities are recorded at estimated fair value with the associated asset retirement costs being capitalized as a part of the carrying amount of the long-lived asset. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value and is included in Depreciation, amortization and accretion in the consolidated statement of operations. The Company has recognized asset retirement obligations (“AROs”) arising from legal or regulatory requirements to perform certain asset retirement activities at the time that certain contracts terminate, including the costs of removing our facilities from the landfill property and returning the land to the state it was in prior to our facility construction.

Postretirement Obligations

Postretirement Obligations

Postretirement benefits amounts recognized in consolidated financial statements are determined on an actuarial basis. The Company obtains an independent actuary valuation of its postretirement obligation annually as of December 31st. To calculate the present value of plan liabilities, the discount rate needs to be determined and is an estimate of the interest rate at which the retirement benefits could be effectively settled. The discount rate is determined using the average effective rate derived through matching of projected benefit payments with the discount rate curve published by Citigroup as of each reporting date. Actuarial gains and losses are recognized in Other income (expense) in the period determined.

Income Taxes

Income Taxes

Archaea is a corporation and is subject to U.S. federal income and applicable state taxation. The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax laws and tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company routinely assesses the realizability of its deferred tax assets by analyzing the reversal periods of available net operating loss carryforwards and credit carryforwards, temporary differences in tax assets and liabilities, the availability of tax planning strategies, and estimates of future taxable income and other factors. Deferred tax assets may be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured as the largest amount that is greater than 50% likely of being realized.

The Company records interest related to an underpayment of income taxes in interest expense and penalties in operating expenses.

Derivative Instruments

Derivative Instruments

The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives under GAAP. Derivative instruments are recognized on the consolidated balance sheets at fair value, with subsequent changes included in earnings. Certain contracts that are used to manage exposure to commodity prices are accounted for as derivatives, unless they meet the normal purchase/normal sale criteria and are designated and documented as such.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation at fair value. Restricted stock units (“RSUs”) are valued at the grant date using the price of the Company’s Class A Common Stock. The Company records share-based compensation cost, net of actual forfeitures, on a straight-line basis over the requisite service period of the respective award.

Aria Energy LLC [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The consolidated financial statements of Aria have been prepared on the basis of United States generally accepted accounting principles (“GAAP”). Certain amounts have been reclassified to conform to the current presentation.

Basis of Presentation

The consolidated financial statements of Aria have been prepared on the basis of United States generally accepted accounting principles (“GAAP”). Certain amounts for prior years have been reclassified to conform to the current presentation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Aria generates revenue from the production and sale of electricity, gas, and their related Environmental Attributes, and performance of other landfill energy services. Based on requirements of GAAP, a portion of revenue is accounted for under ASC 840, Leases, and a portion under ASC 606, Revenue from Contracts with Customers. Under ASC 840, revenue is recognized generally upon delivery of electricity, gas, and their related Environmental Attributes. Under ASC 606, revenue is recognized upon the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which is expected to be entitled in exchange for those goods or services. Based on the terms of the Power Purchase Agreements, the amounts recorded under ASC 840 are generally consistent with revenue recognized under ASC 606. For the six months ended June 30, 2021, approximately 36% of revenue was accounted for under ASC 606 and 64% under ASC 840.

The following tables display Aria’s revenue by major source and by operating segment for the three and six months ended June 30, 2021:

(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
RNG, including RINs and LCFS credits	$29,241	$55,722
RNG O&M service	367	706
Power, including RECs	10,809	24,626
Power O&M service	1,600	3,430
Other	—	24
Total	$42,017	$84,508

Operating segments
RNG	$29,608	$56,452
Power	12,409	28,056
Total	$42,017	$84,508

Revenue Recognition

Aria generates revenue from the production and sale of electricity, gas, and their renewable energy attributes, and performance of other landfill energy services. Based on requirements of GAAP, a portion of revenue is accounted for under ASC 840, Leases, and a portion under ASC 606, Revenue from Contracts with Customers. Under ASC 840, revenue is recognized generally upon delivery of electricity, gas, and their related renewable Environmental Attributes. Under ASC 606, revenue is recognized upon the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which is expected to be entitled in exchange for those goods or services. Based on the terms of the PPAs, the amounts recorded under ASC 840 are generally consistent with revenue recognized under ASC 606. For the year-to-date period ended September 14, 2021, approximately 36% of revenue was accounted for under ASC 606 and 64% under ASC 840. For the year ended December 31, 2020, approximately 41% of revenue was accounted for under ASC 606 and 59% under ASC 840.

The following tables display Aria’s revenue by major source and by operating segment for the periods January 1 to September 14, 2021 and the year ended December 31, 2020:

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
RNG, including RINs and LCFSs	$83,848	$75,143
Gas O&M service	974	—
Power, including RECs	31,217	46,434
Electric O&M service	4,211	11,003
Other	32	9,983
Total	$120,282	$142,563

Operating segments
RNG	$84,853	$85,126
Power	35,429	57,437
Total	$120,282	$142,563

Below is a description of accounting policies for each revenue stream:

Electricity

Aria sells a portion of the electricity it generates under the terms of PPAs or other contractual arrangements which is included in energy revenue. Most PPAs are accounted for as operating leases under ASC 840, as the majority of the output under each PPA is sold to a single off-taker. The PPAs have no minimum lease payments and all of the rental income under these leases is recorded as revenue when the electricity is delivered. PPAs that are not accounted for as leases are considered derivatives. Aria has elected the normal purchase normal sale exception for these contracts, and accounts for these PPAs under ASC 606. Revenue is recognized over time using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligation for the delivery of energy is generally measured by MWh’s delivered based on contractual prices.

Certain of Aria’s generated electricity is sold through energy wholesale markets (New York Independent System Operator (NYISO), New England Independent System Operator (NEISO), and the Pennsylvania, Jersey, Maryland Independent System Operator (PJM)) into the day-ahead market. These electricity generation revenue streams are accounted for under ASC 606. These electric revenue streams are recognized over time using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligation for the delivery of energy is generally measured by MWh’s delivered based on contractual prices. Aria also sells its capacity into the month-ahead and three-year ahead markets in the wholesale markets to satisfy system integrity and reliability requirements. Revenue from capacity is recognized under ASC 606 over time using an output method. Capacity, which is a stand-ready obligation to deliver energy when required by the customer, is measured using MWs of capacity.

Gas

Aria sells the gas it generates pursuant to various contractual arrangements which is included in energy revenue. These gas sales are accounted for as operating leases under ASC 840, as the majority of the output under each contract is sold to a single off-taker. These agreements have no minimum lease payments and all of the rental income under these leases is recorded as revenue when the gas is delivered to the customer based on contractual prices.

Aria also has a division that resells biogas it purchases pursuant to various contractual arrangements which is included in energy revenue. This revenue is accounted for under ASC 606. Revenues related to these contracts are recognized at a point in time when control is transferred upon delivery of the biogas. Revenue is recognized on a monthly basis based on the volume of RNG delivered and the price agreed upon with the customer.

Environmental Attributes

Aria also generates revenue through the sale of Environmental Attributes, which is included in energy revenue. Aria’s electric plants generate renewable energy credits, or RECs, as they generate electricity. The majority of Aria’s RECs are generated by plants for which Aria has a PPA to sell all of the outputs (both energy and RECs) to the PPA counterparty and therefore are accounted for as operating leases in accordance with ASC 840, with revenue recognized as the energy and RECs are generated and delivered. For RECs not bundled with a PPA, revenue is recognized under ASC 606 at a point-in-time, when control is transferred. For RECs subject to sales agreements prior to energy generated, control is deemed to be transferred and revenue recognized when related energy is generated even in cases where there is a certification lag as it has been deemed to be perfunctory.

Aria generates renewable fuel credits called renewable identification numbers, or RINs. Pipeline-quality RNG processed from LFG qualifies for RINs when delivered to a compressed natural gas fueling station. RINs are similar to RECs on the electric side in that they reflect the value of renewable energy as a means to satisfy regulatory requirements or goals. They are different in that RINs exist pursuant to a national program and not an individual state program. The majority of Aria’s RINs are generated by plants for which Aria has a PPA to sell all of the outputs and are therefore accounted for as operating leases in accordance with ASC 840, with revenue recognized when the fuel is produced and transferred to a third party.

Construction Type Contracts

Aria, on occasion, enters into contracts to construct energy projects. This contract revenue is recorded under ASC 606 over time, using an input method based on costs incurred.

Operation and Maintenance (O&M)

Aria provides O&M services at projects owned by third parties which are included in Energy revenue on Aria’s consolidated statement of operations. Revenue for these services is recognized under ASC 606. O&M revenue is recognized over time, using the output method, based on the production of electricity or RNG from the project.

PPA and O&M Contract Amortization

Through historical acquisitions, Aria had both above and below-market contracts from PPAs and O&M agreements related to the sale of electricity or delivery of services in future periods for which the fair value has been determined to be more or less than market. The amount above and below-market value is being amortized to revenue over the remaining life of the underlying contract which is included in Energy revenue on Aria’s consolidated statement of operations.

Aria elected to recognize revenue using the right to invoice practical expedient and determined that the amounts invoiced to customers correspond directly with the value to customers and Aria’s satisfaction of the performance obligations to date. Furthermore, with the election of the right to invoice practical expedient, Aria also elects to omit disclosures on the remaining, or unsatisfied performance obligations since the revenue recognized corresponds to the amount that Aria has the right to invoice.

Fair Value Measurements

Fair Value Measurements

Fair value is the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The framework for establishing fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

Aria employs varying methods and assumptions in estimating the fair value of each class of financial instruments for which it is practicable to estimate fair value. For cash and cash equivalents, accounts receivable and trade accounts payables, the carrying amounts approximate fair value due to the short maturity of these instruments. For long-term debt, the carrying amounts approximate fair value as the interest rates obtained by Aria approximate the prevailing interest rates available to Aria for similar instruments.

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the hierarchy alluded to above is established that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. Aria’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

Inventory			Inventory Inventory is stated at the lower of weighted average cost or net realizable value. Inventory consists primarily of engine parts and supplies used in the maintenance of production equipment.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Expenditures for major renewals and betterments that extend the useful life of the assets are capitalized and depreciated over the remaining life of the assets. Maintenance and repair costs incurred by Aria are charged to expense as incurred in cost of energy. Changes in the assumption of useful lives of assets could have a significant impact on Aria’s results of operations and financial condition. Upon sale or retirement, the asset cost and related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is recognized in income. Interest incurred on funds borrowed to finance capital projects is capitalized until the project under construction is ready for its intended use. There was no interest capitalized for the year-to-date period ended September 14, 2021 and the year ended December 31, 2020.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment (“ASC 360”), property and equipment, and intangible assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset or asset group to future undiscounted cash flows expected to be generated by the asset or asset group. Such estimates are based on certain assumptions, which are subject to uncertainty and may materially differ from actual results. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For purposes of testing for an impairment loss, a long-lived asset or assets shall be grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level of cash inflows and outflows largely independent of other assets is generally determined to be a project, which represents a single electrical or gas generation facility located at a single landfill site. The group of assets and liabilities at the project level includes property and equipment, intangible assets (relating to gas rights agreements specific to the project site and, if applicable, the PPA also specific to the project site), and liabilities associated with out of market contracts (out of market PPAs, if applicable).

There were no triggering events related to Aria’s projects in the period ended September 14, 2021.

Equity Method Investments

Equity Method Investments

Aria’s investments in joint ventures are reported under the equity method. Under this method, Aria records its proportional share of its income or losses of joint ventures as equity investment income, net in the consolidated statements of operations.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations (“AROs”) associated with long-lived assets are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts and for which the timing and/or method of settlement may be conditional on a future event. AROs are recognized at fair value in the period in which they are incurred and a reasonable estimate of fair value can be made. Upon initial recognition of an obligation, Aria capitalizes the asset retirement cost by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its expected future value, while the capitalized cost is depreciated over the useful life of the related asset. Accretion expense is included in depreciation, amortization and accretion in the consolidated statements of operations. See Note 10 for further disclosures on AROs.

Postretirement Obligations

Postretirement Obligations

Postretirement benefits amounts recognized in consolidated financial statements are determined on an actuarial basis. Aria obtains an independent actuary valuation of its postretirement obligation annually as of December 31. To calculate the present value of plan liabilities, the discount rate needs to be determined which is an estimate of the interest rate at which the retirement benefits could be effectively settled. The discount rate is determined using the average effective rate derived through matching of projected benefit payments with the discount rate curve published by Citigroup as of each reporting date. See Note 8 for further disclosures on postretirement obligations.

Income Taxes

Income Taxes

Aria Energy LLC is a limited liability company treated as a pass-through entity for U.S. federal income tax purposes and is generally not subject to U.S. federal income tax at an entity level. Therefore, no provision for federal income taxes has been made in the consolidated financial statements since taxable income or loss of Aria Energy LLC is required to be reported by the respective members on their individual income tax returns.

One of Aria Energy LLC’s subsidiaries is treated as a corporation for U.S. federal and applicable state income tax purposes. Income taxes of this subsidiary are accounted for under the asset and liability method. This entity has reported tax losses since inception; therefore there continues to be a full valuation allowance at September 14, 2021 and December 31, 2020 recorded against its net deferred tax asset. The entity has recorded no income tax expense for the year-to-date period ended September 14, 2021 and the year ended December 31, 2020.

Derivative Instruments

Derivative Instruments

Aria applies the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 requires each derivative instrument to be recorded and recognized on the consolidated balance sheets at fair value, unless they meet the normal purchase/normal sale criteria and are designated and documented as such. Changes in the fair value of derivative instruments were recognized in earnings.

Held for Sale

Held for Sale

During 2020, Aria enacted a plan to sell LES Project Holdings LLC (“LESPH”), and accordingly, the business was classified as held for sale. An agreement to sell the membership interests of the business subsequently was executed on March 1, 2021. The sale of LESPH was completed on June 10, 2021. Proceeds from the sale were $58.5 million and were sent to the lenders of the LESPH debt, and Aria was released from its obligations under the LESPH debt. A gain on the extinguishment of debt in the amount of $61.4 million was recorded in conjunction with the sale, which accounts for the proceeds received, the debt and interest payable relieved and settlement of LESPH intercompany balances, and Aria recorded an ordinary gain on sale of assets in the amount of $1.3 million during the three and six months ended June 30, 2021.

The pre-tax net earnings associated with LESPH included in Aria’s consolidated statement of operations were $69.0 million and $67.1 million for the three and six months ended June 30, 2021, respectively.

Held for Sale

During 2020, Aria enacted a plan to sell LESPH, and accordingly, the business was classified as held for sale through December 31, 2020. An agreement to sell the membership interests of the business subsequently was executed on March 1, 2021. The sale of LESPH was completed on June 10, 2021. Proceeds from the sale were $58.5 million, which were sent to the lenders of the LESPH debt discussed in Note 6. As discussed further in Note 6, in connection with the sale, Aria was released from its obligations under the LESPH debt and a gain on the extinguishment of debt in the amount of $61.4 million was recorded in conjunction with the sale, which accounts for the proceeds received, the debt and interest payable relieved and settlement of LESPH intercompany balances. Aria recorded an ordinary gain on sale of assets in the amount of $1.3 million in the period ended September 14, 2021.

The assets and liabilities included in the consolidated balance sheet that are held for sale as of December 31, 2020 are as follows:

(in thousands)
Current assets
Accounts receivable	$2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Property and equipment – net	4,906
Intangible assets – net	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total assets held for sale	$70,034

Current liabilities
Accounts payable – trade	$824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Below-market contracts	6,060
Asset retirement obligations	3,584
Total liabilities	$12,534

Aria recorded a valuation allowance in relation to its sale of LESPH’s assets and liabilities. Given the characteristics of the cooperative sale process, this was treated as a separate transaction from the settlement of the debt (through the execution of the Mutual Release Agreement). Since the former will result in a loss, it is recognized as an impairment charge of $25.3 million in 2020.

The pre-tax net earnings (losses) associated with LEPSH, including the gain on extinguishment of debt and ordinary gain on sale of assets recognized in 2021, included in Aria’s consolidated statement of operations were $67.6 million and $38.4 million for the year-to-date period ended September 14, 2021 and the year ended December 31, 2020, respectively.

Segment Reporting

Segment Reporting

Aria reports segment information in two segments: RNG and Power. LFG fuel source is a common element, though Aria had a new RNG plant that was under construction as of the Closing that will utilize waste from dairy cattle. Aria managed RNG and electric production as separate operating groups and measured production output in terms of megawatt hours (MWh) for Power projects, and energy content is expressed as MMBtu for RNG. Other segment reporting considerations include:

•        There are separate operating and leadership teams for RNG and Power, each of whom have different skill sets. The processes for production are unique.

•        Customers are different. Utilities and ISO’s are buyers of electricity and RECs. Municipalities and energy companies are the primary buyers of RNG and RINs.

•        Economics are much stronger with RNG. Prices for both segments are volatile, but based on different drivers.

•        Aria operates a small portfolio of power plants for third parties. Operationally these plants are the same as wholly-owned projects.

•        Aria operates RNG plants for its joint venture (JV) Mavrix LLC (“Mavrix”). These plants are operationally the same as wholly-owned plants.

•        Construction activity is limited to wholly owned or JV plants. No construction activity is performed for third parties. Construction revenue only exists when building assets for non-consolidated subsidiaries.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of Aria Energy LLC. Noncontrolling interests are initially recorded at transaction price which is equal to their fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests. In the second quarter of 2021, noncontrolling interest was extinguished as part of the sale of LES Project Holdings LLC (“LESPH”).

Cash and Cash Equivalents

Cash and Cash Equivalents

Aria considers all investments with an original maturity of three months or less when purchased to be cash equivalents. Aria maintains amounts on deposit with various financial institutions, which may exceed federally insured limits. Management periodically evaluates the creditworthiness of those institutions. Aria had not experienced any losses on such deposits.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the invoiced or estimated amounts adjusted for any allowance for doubtful accounts. An allowance for doubtful accounts is established based on a specific assessment of all invoices that remain unpaid following normal customer payment periods. There was no allowance for doubtful accounts at September 14, 2021 and December 31, 2020 based on Aria’s history with its existing customers. Payments on accounts receivable balances are typically due and paid within 30 days of invoice.

Other Noncurrent Assets			Other Noncurrent Assets The other noncurrent assets represents long-term deposits with transportation and utility companies.
Debt Origination Costs

Debt Origination Costs

Debt origination costs were incurred in connection with various legal, consulting, and financial costs associated with debt financing and are reported net of accumulated amortization. These charges are being amortized over the term of the related debt agreements using the effective interest rate and are recorded as a reduction to long-term debt.

Other Long-Term Liabilities

Other Long-Term Liabilities

Other long-term liabilities are recognized in the consolidated financial statements as obligations of Aria that are due more than one year in the future. Based on a contractual obligation under its Mavrix LLC (Mavrix) operating agreement (as discussed in Note 5), as of September 14, 2021 and December 31, 2020, Aria estimates an earn-out related to the performance of the Mavrix joint ventures payable in 2022 in the amount of $1.7 million and $1.4 million, respectively. The maximum earn-out under the operating agreement is $9.55 million.

Comprehensive (Loss) Income

Comprehensive (Loss) Income

Comprehensive (loss) income consists of net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income includes certain changes in assets and liabilities recognized directly to equity, such as actuarial gains/losses on Aria’s postretirement plan.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject Aria to concentrations of credit risk consist primarily of accounts receivable. Certain accounts receivable are concentrated within entities engaged in the energy industry. These industry concentrations may impact Aria’s overall exposure to credit risk, either positively or negatively, in that the customers may be similarly affected by changes in economic, industry or other conditions. Receivables and other contractual arrangements are subject to collateral requirements under the terms of enabling agreements. However, Aria believes that the credit risk posed by industry concentration is offset by the creditworthiness of its customer base.

Cost of Energy

Cost of Energy

Cost of energy consists primarily of labor, parts, and outside services required to operate and maintain owned project facilities, electricity consumed in the process of gas production, the transportation of gas or transmission of electricity to the delivery point, and royalty payments to landfill owners as stipulated in the gas rights agreements.